Note 4 - Discontinued Operations (Details) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Mar. 25, 2011 Datong Segment [Member] USD ($)	Mar. 25, 2011 Datong Segment [Member] CNY	Dec. 31, 2012 Datong Segment [Member] CNY	Dec. 31, 2011 Datong Segment [Member] CNY
Note 4 - Discontinued Operations (Details) [Line Items]
Sale of Stock, Percentage of Ownership before Transaction		55.00%	55.00%
Proceeds from Divestiture of Businesses, Net of Cash Divested		$ 63,690	418,000
Dividends Payable			10,000
Dividends Receivable				10,000
Amortization of Financing Costs	2,439			2,439
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					177,949
Disposal Group Including Discontinued Operation Disposal Related Cost					3,557